Financial structure and financial costs - Interest rate risk sensitivity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sensitivity analysis
Financial liabilities	$ (107,735)	$ (93,333)	$ (89,295)
Financial assets	70,341	67,768	72,163
Fair value, financial liabilities	(110,883)	(94,485)	(90,840)
Fair value, financial assets	70,341	67,768	72,163
Impact of changes in interest rates on the cost of net debt
Cost of net debt	(2,352)	(2,121)	(1,534)
Current portion of non-current debt after swap (excluding lease obligations)
Sensitivity analysis
Financial liabilities	(5,331)	(5,027)	(4,646)
Fair value, financial liabilities	(5,332)	(5,027)	(4,645)
Held for trading - Other interest rate swaps
Sensitivity analysis
Carrying amount	(7)	(37)	76
Estimated fair value	(7)	(37)	76
Held for trading - Currency swaps and forward exchange contracts
Sensitivity analysis
Carrying amount	89	(34)	142
Estimated fair value	89	(34)	142
Due after 12 months | Bonds (before swaps)
Sensitivity analysis
Financial liabilities	(38,657)	(34,975)	(36,613)
Fair value, financial liabilities	(41,805)	(36,127)	(38,159)
Due after 12 months | Swaps hedging bonds
Sensitivity analysis
Financial liabilities	(1,694)	(1,880)	(1,082)
Financial assets	512	613	606
Carrying amount	(1,182)	(1,267)	(476)
Fair value, financial liabilities	(1,694)	(1,880)	(1,082)
Fair value, financial assets	512	613	606
Estimated fair value	$ (1,182)	$ (1,267)	$ (476)
Interest rate risk
Sensitivity analysis
Reasonably possible increase in risk assumption (as a percent)	0.10%	0.10%	0.10%
Reasonably possible decrease in risk assumption (as a percent)	0.10%	0.10%	0.10%
Impact of changes in interest rates on the cost of net debt
Impact on cost of net debt, interest rate increase	$ 27	$ 29	$ 29
Impact on cost of net debt, interest rate decrease	(27)	(29)	(29)
Interest rate risk | Current portion of non-current debt after swap (excluding lease obligations)
Sensitivity analysis
Change in fair value due to interest rate increase	1		1
Change in fair value due to interest rate decrease	(1)		(1)
Interest rate risk | Held for trading - Other interest rate swaps
Sensitivity analysis
Change in fair value due to interest rate increase	18	12	12
Change in fair value due to interest rate decrease	(18)	(12)	(12)
Interest rate risk | Due after 12 months | Bonds (before swaps)
Sensitivity analysis
Change in fair value due to interest rate increase	247	185	191
Change in fair value due to interest rate decrease	(247)	(185)	(191)
Interest rate risk | Due after 12 months | Swaps hedging bonds
Sensitivity analysis
Change in fair value due to interest rate increase	(44)	(59)	(83)
Change in fair value due to interest rate decrease	$ 44	$ 59	$ 83